Basis of preparation and changes to Group' accounting policies (Details)	6 Months Ended
Jun. 30, 2022 shares
Basis of preparation and changes to Group's accounting policies
Number of shares excluded from calculation of earnings per share because their effect would have been anti-dilutive	18,020,320